General and Administrative expenses - Additional Information (Details) - General and Administrative expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of general and administrative expenses [Line items]
Increased amount of general and administrative expenses		€ 3.6
Percentage of increased in general and administrative	47.70%	78.00%
General and administrative expenses	€ 11.1	€ 7.5	€ 4.2
Increase in consulting and contractors' fees		2.0
Cash-settled share based payment transaction	1.9		€ 1.2
Increase in insurance expenses		€ 1.0
Increase in legal fee expense	€ 159,000.0